Stock-Based Incentive Plans - Summary of Nonvested Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Shares, Nonvested Options outstanding, Beginning Balance	49,254	116,948	158,105
Number of Shares, Granted	144,296	19,222	46,529
Number of Shares, Vested	(12,309)	(56,158)	(68,263)
Number of Shares, Forfeited	(24,324)	(30,758)	(19,423)
Number of Shares, Nonvested Options outstanding, Ending Balance	156,917	49,254	116,948
Weighted Average Grant Date Fair Value, Nonvested Options outstanding, Beginning Balance	$ 17.75	$ 24.15	$ 29.50
Weighted Average Grant Date Fair Value, Granted	$ 8.70	$ 17.95	$ 14.60
Weighted Average Grant Date Fair Value, vested	$ 8.44	$ 31.30	$ 31.50
Weighted Average Grant Date Fair Value, Forfeited	$ 7.91	$ 17.40	$ 18.95
Weighted Average Grant Date Fair Value, Nonvested Options outstanding, Ending Balance	$ 11.68	$ 17.75	$ 24.15